Property and Equipment, net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation expense	$ 10	$ 8	$ 12	$ 11	$ 4